FAIR VALUE MEASUREMENTS - Summary Of Change In The Level 3 Warrant Liability (Detail) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year January 1	$ 1,639	$ 0
Private warrants liability assumed in Transactions	0	7,291
Change in fair value of warrants liability	(890)	(1,216)
Reclassification of warrants liability to equity	(29)	(4,436)
Balance at the end of the year	$ 720	$ 1,639